DISCONTINUED OPERATIONS - Summary of Assets and Liabilities of Discontinued Operations (Details) - USD ($) $ in Millions	Jun. 03, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets:
Total current assets		$ 950.8	$ 990.2
Liabilities:
Total current liabilities		361.5	307.7
ChampionX | Discontinued Operations, Held-for-sale
Assets:
Cash and cash equivalents		67.6	50.8
Accounts receivable, net		414.5	452.3
Inventories		424.0	442.4
Other current assets		44.7	44.7
Total current assets		950.8	990.2
Property, plant and equipment, net		726.6	748.9
Goodwill		1,682.6	1,683.9
Other intangible assets, net		745.0	858.1
Operating lease assets		110.8
Other assets		67.8	50.2
Total assets		4,283.6	4,331.3
Liabilities:
Short-term debt		0.1	0.9
Accounts payable		209.0	205.2
Compensation and benefits		33.8	37.5
Income taxes		5.9	3.9
Other current liabilities		112.7	60.2
Total current liabilities		361.5	307.7
Long-term debt		0.4	0.1
Postretirement health care and pension benefits		3.6	0.9
Deferred income taxes		203.1	223.0
Operating lease liabilities		79.2
Other liabilities		15.8	15.8
Total liabilities		$ 663.6	$ 547.5
ChampionX | Discontinued Operations, Held-for-sale | Forecast
Liabilities:
Term of post-separation agreement	18 months
Period of time post-separation that the entity may transfer or receive certain products	36 months